Share repurchase (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Nov. 17, 2014 USD ($)
Amount of share repurchase program approved			$ 90,000
Number of shares repurchased | shares	14,855,815	14,855,815
Value of shares repurchased	$ 22,441	¥ 139,753
ADS
Amount of share repurchase program approved			$ 90,000